Lease Liabilities - Summary of Lease Liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Disclosure Of Lease Obligations [Line Items]
Acquisition (note 5(a), note5(c))	$ 345,351	$ 27,987
Lease payments	(27,693)	(1,008)	[1]	$ (420)
Current portion	30,206	5,701	[2]
Long-term	139,625	27,769	[2]
IFRS 16
Disclosure Of Lease Obligations [Line Items]
Balance, beginning of year	33,470	1,440
Acquisition (note 5(a), note5(c))	142,106	29,531
Additions	7,497	4,514
Lease payments	(31,834)	(2,721)
Dispositions and remeasurements	10,890	(70)
Tenant inducement allowances received	1,799
Accretion expense	5,903	776
Balance, end of year	169,831	33,470		$ 1,440
Current portion	30,206	5,701
Long-term	$ 139,625	$ 27,769

[1]	Adjustment to provisional amounts — refer to note 5(b).
[2]	Adjustment to provisional amounts — refer to note 5(b).